11. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2016	2015	Maturities	2016	2015
Short-term bank loans	4.98%	5.93%	December 2017	$83,610	$75,921

Summary of long-term borrowings
	Weighted-average interest rate			December 31,
	2016	2015	Maturities	2016	2015
					(Combined – Note 2)
Long-term bank loans, current portion	4.98%	6.79%	December 2017	$8,938	$14,784
Long-term bank loans	4.99%	6.34%	December 2028	95,719	118,424
Total				$104,657	$133,208